Investments in Affiliates	12 Months Ended
Dec. 31, 2016
Investments in Affiliates [Abstract]
Investments in Affiliates
(7)	Investments in Affiliates

As of December 31, 2015 and 2016, investments in affiliates represent (i) 40% equity interest in Shanghai Teamhead Automobile Surveyors Co., Ltd. (“Teamhead Automobile”) through one of the Group’s claim adjusting subsidiary; the affiliate is a PRC registered company that provides insurance surveyor and loss adjustors services, and (ii) 20.6% equity interests in Sincere Fame International Limited (“Sincere Fame”) which is financial services company registered in BVI and based in Guangzhou, PRC, primarily engaged in the origination and management of small loans made to individuals, loan repackaging transactions, asset management-related services to financial institutions and mortgage agency services to individuals.

During the years ended December 31, 2014, 2015 and 2016, the Group recognized its share of income of affiliates in the amount of RMB30,649, RMB26,924 and RMB48,293 respectively. During the years ended December 31, 2014, 2015 and 2016, the Group recognized its share of other comprehensive income of affiliates in the amount of nil, RMB37,567 and other comprehensive loss of RMB37,911, respectively.

The Group has filed Sincere Fame’s consolidated financial statement for the year ended December 31, 2016, as the 20% significant subsidiary test was met for year 2016 in accordance with Rule 3-09 of SEC Regulation S-X.

Investments as of December 31, 2015 and 2016 were as follows:

	As of December 31,
	2015	2016
	RMB	RMB
Teamhead Automobile	528	227
Sincere Fame	283,666	294,349
Total	284,194	294,576